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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012

Check here if Amendment: [_]; Amendment Number: ---------------

   This Amendment (check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited

Address: 95 Wellington Street West

         Suite 800

         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    V. Prem Watsa

Title:   Chairman and Chief Executive Officer

Phone:   416-367-4941

Signature, Place, and Date of Signing:

      /s/ V. Prem Watsa
-----------------------------        Toronto, ON         August 14, 2012

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $1,907,567
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name
    01     028-12555                    Hamblin Watsa Investment Counsel Ltd.
    02     028-12556                    V. Prem Watsa

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                      FAIRFAX FINANCIAL HOLDINGS LIMITED

                          FORM 13F INFORMATION TABLE

                                 June 30, 2012

COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------                        --------------  --------- -------- ------------------- ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                                                                           ----------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                  --------------  --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
BCE INC.                        COM NEW         05534B760  11,033     268,300  SH       DEFINED    01,02   SOLE
BALDWIN & LYONS INC             CL B            057755209  22,394     969,875  SH       DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY INC.         CL A            084670108     749           6  SH       DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY INC.         CL B NEW        084670702     925      11,100  SH       DEFINED    01,02   SOLE
BRISTOL MYERS SQUIBB CO         COM             110122108     252       7,000  SH       DEFINED    01,02   SOLE
BROWN & BROWN INC               COM             115236101     327      12,000  SH       DEFINED    01,02   SOLE
CFS BANCORP INC.                COM             12525D102      47      10,000  SH       DEFINED    01,02   SOLE
CITIGROUP INC                   COM NEW         172967424     548      20,000  SH       DEFINED    01,02   SOLE
CNINSURE INC                    SPONSORED ADR   18976M103     305      45,000  SH       DEFINED    01,02   SOLE
CRESUD S A C I F Y A            SPONSORED ADR   226406106   5,184     723,012  SH       DEFINED    01,02   SOLE
DELL INC                        COM             24702R101 112,387   8,976,589  SH       DEFINED    01,02   SOLE
EXCO RESOURCES INC              COM             269279402   4,995     659,000  SH       DEFINED    01,02   SOLE
FRONTIER COMMUNICATIONS CORP    COM             35906A108  71,128  18,620,000  SH       DEFINED    01,02   SOLE
GIGOPTIX INC                    COM             37517Y103     225      84,748  SH       DEFINED    01,02   SOLE
HOLOGIC INC                     COM             436440101     361      20,000  SH       DEFINED    01,02   SOLE
INTEGRAMED AMERICA, INC.        COM NEW         45810N302     456      33,000  SH       DEFINED    01,02   SOLE
INTEL CORP                      SDCV            458140AD2  13,009  11,500,000 PRN       DEFINED    01,02   SOLE
JAKKS PACIFIC INC.              COM             47012E106     165      10,301  SH       DEFINED    01,02   SOLE
JOHNSON & JOHNSON               COM             478160104 401,859   5,947,300  SH       DEFINED    01,02   SOLE
KENNEDY-WILSON HLDGS INC        COM             489398107   5,596     400,000  SH       DEFINED    01,02   SOLE
LEVEL 3 COMMUNICATIONS INC      COM NEW         52729N308 286,165  12,931,094  SH       DEFINED    01,02   SOLE
LEVEL 3 COMMUNICATIONS INC      NOTE            52729NBP4  89,625  75,000,000 PRN       DEFINED    01,02   SOLE
MBIA INC                        COM             55262C100     324      30,000  SH       DEFINED    01,02   SOLE
MERCK & CO. INC.                COM             58933Y105     334       8,000  SH       DEFINED    01,02   SOLE
MOHAWK INDS INC                 COM             608190104     405       5,800  SH       DEFINED    01,02   SOLE
NAM TAI ELECTRS INC             COM PAR $0.02   629865205     203      35,000  SH       DEFINED    01,02   SOLE
NEW YORK COMMUNITY BANCORP INC  COM             649445103     501      40,000  SH       DEFINED    01,02   SOLE
NEW YORK TIMES CO               CL A            650111107     351      45,000  SH       DEFINED    01,02   SOLE
NEWMARKET CORP                  COM             651587107     217       1,000  SH       DEFINED    01,02   SOLE
NOVADAQ TECHNOLOGIES INC        COM             66987G102  13,105   2,000,000  SH       DEFINED    01,02   SOLE
OLD REPUBLIC INTL CORPORATION   COM             680223104     290      35,000  SH       DEFINED    01,02   SOLE
OVERSTOCK.COM INC               COM             690370101  23,416   3,388,774  SH       DEFINED    01,02   SOLE
PATTERSON UTI ENERGY INC        COM             703481101     218      15,000  SH       DEFINED    01,02   SOLE
PFIZER INC                      COM             717081103   5,400     235,000  SH       DEFINED    01,02   SOLE
PROVIDENT NEW YORK BANCORP      COM             744028101     190      25,000  SH       DEFINED    01,02   SOLE
RESEARCH IN MOTION LTD          COM             760975102 198,022  26,848,500  SH       DEFINED    01,02   SOLE
RESOLUTE FOREST PRODUCTS        COM             76117W109 213,776  18,460,790  SH       DEFINED    01,02   SOLE
RYANAIR HLDGS PLC               SPONSORED ADR   783513104   5,769     189,900  SH       DEFINED    01,02   SOLE
SLM CORP                        COM             78442P106     393      25,000  SH       DEFINED    01,02   SOLE
SANDRIDGE ENERGY INC            COM             80007P307  29,085   4,354,000  SH       DEFINED    01,02   SOLE
SUPERMEDIA INC                  COM             868447103     907     362,974  SH       DEFINED    01,02   SOLE
TAIWAN FUND INC.                COM             874036106     172      11,438  SH       DEFINED    01,02   SOLE
US BANCORP DEL                  COM NEW         902973304 143,013   4,448,310  SH       DEFINED    01,02   SOLE
USG Corp                        COM NEW         903293405 129,562   6,794,000  SH       DEFINED    01,02   SOLE
WAL-MART STORES INC             COM             931142103  15,336     220,000  SH       DEFINED    01,02   SOLE
WELLS FARGO & CO. NEW           COM             949746101  98,841   2,956,660  SH       DEFINED    01,02   SOLE